Note 11 - Financial Instruments - Changes in Fair Value of Level 3 Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Closing balance	$ 1,915
Change in fair value of warrants, included in the condensed consolidated statements of comprehensive loss	1,634
Closing balance – June 30, 2019	$ 281